Nature of the Organization and Business (Details) - Schedule of Consolidated Financial Statements - Variable Interest Entity, Primary Beneficiary [Member] - BaiJiaYun [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 5,433,349	$ 9,403,135
Restricted cash	374,824	1,622,591
Short-term investments	4,269	5,377,705
Notes receivable	177,663	284,432
Accounts receivable, net	22,280,835	34,328,054
Accounts receivable - related parties		629,652
Prepayments	4,554,671	4,213,737
Inventories	4,700,910	5,567,551
Prepaid expenses and other current assets, net	6,302,420	3,623,206
Assets held for sale		23,083,197
Total current assets	43,828,941	88,133,260
Property and equipment, net	122,837	286,399
Intangible assets, net	7,720,451	6,968,025
Operating lease right of use assets, net	683,373	381,127
Deferred tax assets, net	2,964,354	1,825,687
Goodwill	1,425,485	10,945,553
Other non-current assets	317,707	322,315
Total non-current assets	13,234,207	20,729,106
Total assets	57,063,148	108,862,366
Current liabilities
Short-term borrowings	7,155,438	1,392,854
Accounts and notes payable	8,086,007	22,140,810
Accounts payable - related parties		70,989
Advance from customers	8,408,893	7,351,274
Income tax payable	656,635	218,631
Deferred revenue	874,524	353,141
Due to related parties	115,588	57,921
Operating lease liabilities, current	109,822	170,587
Accrued expenses and other liabilities	3,352,401	4,068,905
Total current liabilities	28,759,308	35,825,112
Deferred tax liabilities	593,055	712,633
Operating lease liabilities, noncurrent	503,847	109,074
Total current liabilities	1,096,902	821,707
Total liabilities	29,856,210	36,646,819
Revenues	58,373,260	65,061,798	$ 68,600,378
Cost of revenues	(47,430,643)	(52,043,225)	(50,047,764)
Total operating expenses	(68,148,892)	(11,117,613)	(35,067,782)
Net income (loss)	(56,536,689)	3,240,890	(12,271,120)
Net cash used in operating activities	(17,398,963)	(8,020,601)	(15,304,581)
Net cash provided by (used in) investing activities	5,586,547	1,030,853	(27,372,316)
Net cash provided by (used) in financing activities	$ 6,009,064	$ (679,867)	$ (10,014,503)